Equity Method Investments - Summarized Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Operating revenue	$ 566,679	$ 550,737	$ 473,792
Operating Income	511,667	493,339	405,346
Net Income	94,097	86,872	54,878
Net income attributable to the investees	85,571	82,255	53,473
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Operating revenue	95,152	107,792	118,386
Operating Income	35,418	41,454	53,116
Net Income	34,843	41,607	53,357
Net income attributable to the investees	$ 17,110	$ 20,671	$ 26,472